workiva

Eric Geffre <eric.geffre@workiva.com>

ACCEPTED FORM TYPE XXXXXXXXXX (0001628280-15-007715)

1 message

edgar-postmaster@sec.gov <edgar-postmaster@sec.gov> Fri, Oct 16, 2015 at 2:55 PM
To: mark.mathiasen@guggenheimpartners.com, craig.weiss@workiva.com, eric.geffre@workiva.com

THE FOLLOWING SUBMISSION HAS BEEN ACCEPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION.

*** TEST FILING *** NOT AN OFFICIAL FILING *** TEST FILING ***

COMPANY: Claymore Exchange-Traded Fund Trust
FORM TYPE: XXXXXXXXXX NUMBER OF DOCUMENTS: 3
RECEIVED DATE: 16-Oct-2015 16:55 ACCEPTED DATE: 16-Oct-2015 16:55
TEST FILING: YES CONFIRMING COPY: NO

ACCESSION NUMBER: 0001628280-15-007715

FILE NUMBER(S):
1. 333-134551
2. 811-21906

THE PASSWORD FOR LOGIN CIK 0001628280 WILL EXPIRE 30-Dec-2015 12:16.

PLEASE REFER TO THE ACCESSION NUMBER LISTED ABOVE FOR FUTURE INQUIRIES.

REGISTRANT(S):

1. CIK: 0001364089
   COMPANY: Claymore Exchange-Traded Fund Trust
   FORM TYPE: XXXXXXXXXX
   FILE NUMBER(S):
   1. 333-134551
   2. 811-21906

SERIES AND CLASSES (CONTRACTS) SUMMARY:

NEW SERIES AND ASSOCIATED NEW CLASSES (CONTRACTS):

1. SERIES ID:   [NEW SERIES ID]       SERIES NAME: Guggenheim Large Cap Optimized Diversification ETF       CLASSES (CONTRACTS):          1. CLASS (CONTRACT) ID:   [NEW CLASS (CONTRACT) ID]             CLASS (CONTRACT) NAME: Guggenheim Large Cap Optimized Diversification ETF  NOTICE  URGENT: Verify that all of your addresses on the EDGAR database are correct.  An incorrect address in the EDGAR Accounting Contact Name and Address information may result in your fee Account Activity Statement being returned to the SEC as undeliverable. Please correct outdated addresses via the EDGAR filing website. The EDGAR system is available to receive and process filings from 6:00 a.m. to 10:00 p.m. Eastern Time on business days. Filer Support staff members are available to respond to requests for assistance from 9:00 a.m. to 5:30 p.m. Eastern Time. We strongly encourage you to visit the Filing Website at https://www.edgarfiling.sec.gov. You can download our current version of the EDGARLink/Windows software and templates, the Filer Manual, receive online help, and access Frequently Asked Questions.